CONSOLIDATED BALANCE SHEETS (USD $) In Millions	Jul. 31, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008
ASSETS
Cash and cash equivalents	$ 1,336	$ 1,367
Receivables, net	2,124
Inventory, prepaid expenses and other current assets	307
Total current assets	3,767
Property, plant and equipment (less accumulated depreciation and amortization)	354
Intangible assets, net	196	211	105
Goodwill	1,674	1,664	1,420	1,236
Deferred income taxes	31
Other assets	91
Total assets	6,113
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,222
Accrued payroll and employee benefits	453
Income taxes payable	20
Notes payable and long-term debt, current portion	553	3	3
Total current liabilities	2,248
Notes payable and long-term debt, net of current portion	1,299
Other long-term liabilities	143
Commitments and contingencies
Stockholders' equity:
Common stock
Additional paid-in capital	1,989
Retained earnings	437
Accumulated other comprehensive loss	(3)	(7)
Total stockholders' equity	2,423	2,491
Total liabilities and stockholders' equity	6,113
Science Applications International Corporation [Member]
ASSETS
Cash and cash equivalents	1,336	1,367	861	936	1,096
Receivables, net	2,124	2,069	2,013
Inventory, prepaid expenses and other current assets	307	382	282
Assets of discontinued operations		49	56
Total current assets	3,767	3,867	3,212
Property, plant and equipment (less accumulated depreciation and amortization)	354	359	387
Intangible assets, net	196	211	105
Goodwill	1,674	1,664	1,420
Deferred income taxes	31	51	103
Other assets	91	71	68
Total assets	6,113	6,223	5,295
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	1,202	1,198	1,148
Accrued payroll and employee benefits	453	511	491
Income taxes payable	20
Notes payable and long-term debt, current portion	553	3	3
Liabilities of discontinued operations		29	40
Total current liabilities	2,228	1,741	1,682
Notes payable and long-term debt, net of current portion	1,299	1,849	1,103
Note payable to SAIC, Inc.	122	489	927
Other long-term liabilities	143	135	195
Stockholders' equity:
Common stock
Additional paid-in capital	233	233	233
Retained earnings	2,091	1,783	1,172
Accumulated other comprehensive loss	(3)	(7)	(17)
Total stockholders' equity	2,321	2,009	1,388	899	689
Total liabilities and stockholders' equity	6,113	6,223	5,295
As Adjusted [Member]
ASSETS
Cash and cash equivalents		1,367	861	936	1,096
Receivables, net		2,069	2,013
Inventory, prepaid expenses and other current assets		382	282
Assets of discontinued operations		49	56
Total current assets		3,867	3,212
Property, plant and equipment (less accumulated depreciation and amortization)		359	387
Intangible assets, net		211	105
Goodwill		1,664	1,420
Deferred income taxes		51	103
Other assets		71	68
Total assets		6,223	5,295
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities		1,205	1,172
Accrued payroll and employee benefits		511	491
Notes payable and long-term debt, current portion		3	3
Liabilities of discontinued operations		29	40
Total current liabilities		1,748	1,706
Notes payable and long-term debt, net of current portion		1,849	1,103
Other long-term liabilities		135	195
Commitments and contingencies
Stockholders' equity:
Preferred stock
Common stock
Additional paid-in capital		2,090	2,096
Retained earnings		408	212
Accumulated other comprehensive loss		(7)	(17)
Total stockholders' equity		2,491	2,291	2,083	1,868
Total liabilities and stockholders' equity		$ 6,223	$ 5,295